Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of RSUs
Unvested, beginning balance	1,516,898
Granted	3,222,650
Vested	(852,593)
Forfeited	(668,503)
Unvested, ending balance	3,218,452	1,516,898
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 11.76
Granted (in dollars per share)	6.39
Vested (in dollars per share)	11.05
Forfeited (in dollars per share)	14.95
Unvested, ending balance (in dollars per share)	$ 6.66	$ 11.76
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2018	9 years	7 years 10 months 24 days
Aggregated intrinsic value
Unvested, December 31, 2018 (in dollars)	$ 27,807